Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Cost and Maturities of the Company's Repurchase Agreements

At December 31, 2015, and December 31, 2014, the respective cost and maturities of the Company’s repurchase agreements are as follows:

2015 Third Party	Balance	Average Rate	Maturity	Comments
Merrill Lynch	$6,000	4.36%	9/18/2016	Quarterly callable
Various customers	39,770	0.61%		Overnight

Total	$45,770	1.13%

2014 Third Party	Balance	Average Rate	Maturity	Comments
Merrill Lynch	$6,000	4.36%	9/18/2016	Quarterly callable
Various customers	51,358	0.60%		Overnight

Total	$57,358	1.42%